Depreciation and Amortization By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 28,368	$ 31,218	$ 122,608	$ 117,793	$ 104,896
Americas
Segment Reporting Information [Line Items]
Depreciation and amortization expense			43,368	53,804	51,050
Europe
Segment Reporting Information [Line Items]
Depreciation and amortization expense			21,891	23,803	25,485
Asia Pacific
Segment Reporting Information [Line Items]
Depreciation and amortization expense			12,887	12,878	11,798
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization expense			$ 44,462	$ 27,308	$ 16,563